Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property Plant and Equipment (Details) (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Computer Equipment and Software [Member]
Estimated useful life	5 years	5 years
Computer Equipment and Software [Member] | Successor [Member]
Estimated useful life		5 years
Office Equipment and Furniture [Member]
Estimated useful life	7 years	7 years
Office Equipment and Furniture [Member] | Successor [Member]
Estimated useful life		7 years
Leasehold Improvements [Member] | Successor [Member]
Estimated useful life description		Shorter of the useful life or the lease term
Software [Member] | Successor [Member]
Estimated useful life		3 years